Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events The Company has evaluated subsequent events after December 31, 2021, the date of issuance of the Consolidated Financial Statements, and has not identified any recordable or disclosable events not otherwise reported in these Consolidated Financial Statements or notes thereto, except for the following:
On January 13, 2022 Gelesis completed its business combination with Capstar Special Purpose Acquisition Corp ("Capstar"). As part of the business combination all shares held in Gelesis, common and preferred, were exchanged for common shares of the merged entity. In addition, the Group invested $15.0 million in the class A common shares of Capstar as part of the PIPE transaction that took place immediately prior to the closing of the business combination and an additional approximately $5.0 million, as part of the Backstop agreement signed with Capstar on December 30, 2021 (see Note 6). Pursuant to the business combination, Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis Holdings, Inc., which began trading on the New York Stock exchange under the ticker symbol "GLS" on January 14, 2022. Following the closing of the business combination, the PIPE transaction and the settlement of the aforementioned Backstop agreement with Capstar, PureTech holds 16,727,582 common shares of Gelesis Holdings Inc., which is equal to approximately 23.2% of Gelesis Holdings Inc's outstanding common shares.
On January 26, 2022, Akili Interactive and Social Capital Suvretta Holdings Corp a special purpose acquisition company announced they had entered into a definitive business combination agreement. Upon completion of the transaction, the combined company’s securities are expected to be traded on the Nasdaq Stock Market under the ticker symbol "AKLI". The transaction is expected to close in mid-2022. As part of this transaction the Akili Interactive shares held by the Company will be exchanged for the combined company's securities and the Company's interest in the combined public entity is expected to decrease from its current voting interest in Akili of 26.7%.